Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued interest	$ 8,312	$ 8,267
Accrued dry-docking expenses	3,276	2,332
Accrued expenses	8,870	10,763
Total	$ 20,458	$ 21,362